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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mercer Trust Company

Address: One Investors Way

         Norwood, MA 02062



13F File Number: 028-14465

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Martin Wolin

Title:   Chief Compliance Officer

Phone:   617 747 9559

Signature, Place, and Date of Signing:

/s/ Martin Wolin,    Boston, MA,    October 31st, 2012

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT.

[X] 13F NOTICE.

[_] 13F COMBINATION REPORT.

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List of Other Managers Reporting for this Manager:

          Name                                       13F File Number
          ----                                       ---------------
          Aberdeen Asset Management, Inc.              028-11020
          Aronson & Johnson & Ortiz, LP                028-05508
          Barrow, Hanley, Mewhinney & Strauss, LLC     028-01006
          BlackRock Financial Management, Inc.         028-04293
          Cramer Rosenthal McGlynn, LLC                028-02028
          Goldman Sachs Asset Management, LP           028-10981
          Goodwin Capital Advisors, Inc.               028-12511
          Income Research & Management                 028-10329
          Janus Capital Management LLC                 028-01343
          Jennison Associates, LLC                     028-00074
          MacKay Shields LLC                           028-00046
          Neuberger Berman LLC                         028-00454
          NISA Investment Advisors, LLC                028-04668
          Pacific Investment Management Company LLC    028-10952
          Prudential Investment Management, Inc.       028-04217
          Pzena Investment Management, LLC             028-03791
          Rothschild Asset Management, Inc.            028-00306
          Systematic Financial Management, LP          028-05015
          The Boston Company Asset Management, LLC
          (See Bank of New York Mellon Corp)           028-12592
          Western Asset Management Company             028-10245
          Westfield Capital Management Company, LP     028-10220
          Winslow Capital Management,LLC               028-03676